Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated September 11, 2008

to the Prospectus for Class A and C Shares of Allianz Multi-Strategy Funds

Dated July 15, 2008

Disclosure Related to All Funds

The disclosure contained in the paragraph entitled “Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans” in the subsection captioned “Redemption Fees” contained in the section entitled “How to Buy and Sell Shares” is revised to read, in its entirety, as follows:

Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans. Redemption Fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; 5) redemptions made in connection with a participant’s termination of employment; and 6) redemptions or exchanges where the application of a Redemption Fee would cause a Fund, or an asset allocation program of which a Fund is a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder. Except as described in the next paragraph, Redemption Fees generally will apply to other participant-directed redemptions and exchanges. For example, if a participant takes shares of Fund A that were purchased with new contributions and exchanges them into Fund B, a Redemption Fee would not apply to that exchange. However, any subsequent participant-directed exchange of those shares from Fund B into Fund A or another fund may be subject to Redemption Fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing Redemption Fees, as discussed above).

In addition to the waivers described in the preceding paragraph for particular types of transactions in participant-directed retirement plans, Redemption Fees will not apply to any transactions in a retirement plan, provided that AGID has determined the plan to be eligible for a blanket waiver based on AGID’s assessment of the controls the plan and/or its sponsor, recordkeeper or financial intermediary has in place to identify and deter excessive short-term trading of Fund shares by participants in the plan.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated September 11, 2008

to the Prospectus for Class D Shares of Allianz Multi-Strategy Funds

Dated July 15, 2008

Disclosure Related to All Funds

The disclosure contained in the paragraph entitled “Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans” in the subsection captioned “Redemption Fees” contained in the section entitled “How to Buy and Sell Shares” is revised to read, in its entirety, as follows:

Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans. Redemption Fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; 5) redemptions made in connection with a participant’s termination of employment; and 6) redemptions or exchanges where the application of a Redemption Fee would cause a Fund, or an asset allocation program of which a Fund is a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder. Except as described in the next paragraph, Redemption Fees generally will apply to other participant-directed redemptions and exchanges. For example, if a participant takes shares of Fund A that were purchased with new contributions and exchanges them into Fund B, a Redemption Fee would not apply to that exchange. However, any subsequent participant-directed exchange of those shares from Fund B into Fund A or another fund may be subject to Redemption Fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing Redemption Fees, as discussed above).

In addition to the waivers described in the preceding paragraph for particular types of transactions in participant-directed retirement plans, Redemption Fees will not apply to any transactions in a retirement plan, provided that AGID has determined the plan to be eligible for a blanket waiver based on AGID’s assessment of the controls the plan and/or its sponsor, recordkeeper or financial intermediary has in place to identify and deter excessive short-term trading of Fund shares by participants in the plan.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated September 11, 2008

to the Prospectus for Class P Shares of Allianz Multi-Strategy Funds

Dated July 15, 2008

Disclosure Related to All Funds

The disclosure contained in the paragraph entitled “Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans” in the section entitled “Purchases, Redemptions and Exchanges” is revised to read, in its entirety, as follows:

Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans. Redemption Fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; 5) redemptions made in connection with a participant’s termination of employment; and 6) redemptions or exchanges where the application of a Redemption Fee would cause a Fund, or an asset allocation program of which a Fund is a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder. Except as described in the next paragraph, Redemption Fees generally will apply to other participant-directed redemptions and exchanges. For example, if a participant takes shares of Fund A that were purchased with new contributions and exchanges them into Fund B, a Redemption Fee would not apply to that exchange. However, any subsequent participant-directed exchange of those shares from Fund B into Fund A or another fund may be subject to Redemption Fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing Redemption Fees, as discussed above).

In addition to the waivers described in the preceding paragraph for particular types of transactions in participant-directed retirement plans, Redemption Fees will not apply to any transactions in a retirement plan, provided that AGID has determined the plan to be eligible for a blanket waiver based on AGID’s assessment of the controls the plan and/or its sponsor, recordkeeper or financial intermediary has in place to identify and deter excessive short-term trading of Fund shares by participants in the plan.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated September 11, 2008

to the Prospectus for Institutional Class Shares of Allianz Multi-Strategy Funds

Dated July 15, 2008

Disclosure Related to All Funds

The disclosure contained in the paragraph entitled “Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans” in the subsection captioned “Purchasing Shares” contained in the section entitled “Purchases, Redemptions and Exchanges” is revised to read, in its entirety, as follows:

Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans. Redemption Fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; 5) redemptions made in connection with a participant’s termination of employment; and 6) redemptions or exchanges where the application of a Redemption Fee would cause a Fund, or an asset allocation program of which a Fund is a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder. Except as described in the next paragraph, Redemption Fees generally will apply to other participant-directed redemptions and exchanges. For example, if a participant takes shares of Fund A that were purchased with new contributions and exchanges them into Fund B, a Redemption Fee would not apply to that exchange. However, any subsequent participant-directed exchange of those shares from Fund B into Fund A or another fund may be subject to Redemption Fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing Redemption Fees, as discussed above).

In addition to the waivers described in the preceding paragraph for particular types of transactions in participant-directed retirement plans, Redemption Fees will not apply to any transactions in a retirement plan, provided that AGID has determined the plan to be eligible for a blanket waiver based on AGID’s assessment of the controls the plan and/or its sponsor, recordkeeper or financial intermediary has in place to identify and deter excessive short-term trading of Fund shares by participants in the plan.